Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net change in non-cash working capital items:
Accounts receivable	$ (13,985)	$ 6,918
Inventories	(12,586)	(5,269)
Other assets	(17,636)	(11,694)
Accounts payable and accrued liabilities	(4,137)	1,673
Deferred revenue	22,654	2,440
Net change in non-cash working capital items	(25,690)	(5,932)
Non-cash investing and financing activities:
Additions to property, plant and equipment by leases	18,012	20,019
Non-cash (decrease) increase in accounts payable in relation to capital expenditures	(4,848)	28,851
Change in mineral properties, plant and equipment from change in estimates for provision for rehabilitation and closure costs	$ 7,890	$ 3,119